UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    February 4, 2010

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		76

Form 13F Information Table Value Total:		$88,980,797

List of Other Included Managers:

NONE

                               TITLE                       VALUE        SHARES/         SHRS/         INVS
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)         PRN            PRN          DSCR
------------------------------------------------------ ------------- -------------- ----------------------------
3M Company                      COM        88579Y101                     10900          SHRS          SOLE
Abbott Laboratories             COM        002824100                     19600          SHRS          SOLE
Aflac Inc                       COM        001055102                     14250          SHRS          SOLE
Allergan Inc.                   COM        018490102                     29100          SHRS          SOLE
American Movil SA               ADR        02364W105                     15750          SHRS          SOLE
American Tower Corp             COM        029912201                     50700          SHRS          SOLE
Apache Corp                     COM        037411105                     10550          SHRS          SOLE
Apple Corp.                     COM        037833100                      2225          SHRS          SOLE
Banco Santander SA              ADR        05964H105                     93500          SHRS          SOLE
Becton Dickinson & Co           COM        075887109                     11750          SHRS          SOLE
Canadian Natl Railway           ADR        136375102                     11450          SHRS          SOLE
Cenovus Energy Inc              ADR        15135u109                      8550          SHRS          SOLE
CenturyLink                     COM        156700106                     21900          SHRS          SOLE
Chevrontexaco Corp              COM        166764100                      2865          SHRS          SOLE
China Mobile LTD                ADR        16941M109                     14800          SHRS          SOLE
Cisco Systems Inc.              COM        17275R102                    102800          SHRS          SOLE
Cognizant Tech Solutions        COM        192466102                     25300          SHRS          SOLE
Colgate-Palmolive               COM        194162103                     11718          SHRS          SOLE
Consol Energy Inc               COM        20854P109                     35950          SHRS          SOLE
Copano Energy Llc               COM        217202100                     10500          SHRS          SOLE
Covance Inc                     COM        222816100                     37100          SHRS          SOLE
CVS Corporation                 COM        126650100                     29100          SHRS          SOLE
Danaher Corporation             COM        235851102                      7300          SHRS          SOLE
Diageo PLC ADR                  ADR        386090302                     22450          SHRS          SOLE
Discovery Comm. Cl A            COM        25470F104                     14300          SHRS          SOLE
Eaton Corporation               COM        278058102                     18150          SHRS          SOLE
Ecolab Inc.                     COM        278865100                     56000          SHRS          SOLE
EMC Corporation                 COM        268648102                    157300          SHRS          SOLE
Emerson Electric Company        COM        291011104                     23600          SHRS          SOLE
Encana Corporation              ADR        292505104                     32000          SHRS          SOLE
Express 1 Expidited Solution    COM        815801105                     29000          SHRS          SOLE
Express Scripts Inc.            COM        30217Q108                      6700          SHRS          SOLE
Exxon Mobile Corp.              COM        30231G102                      3900          SHRS          SOLE
FedEx Corp                      COM        31428X106                     11800          SHRS          SOLE
Fiserv Inc. Wisc.               COM        337738108                     28250          SHRS          SOLE
Flowserve Corporation           COM        34354P105                      4450          SHRS          SOLE
Fluor Corp.                     COM        343861100                     13600          SHRS          SOLE
Freeport McMoran Copper A       COM        35671D857                     16650          SHRS          SOLE
General Cable Cp De New         COM        369300108                     28300          SHRS          SOLE
General Electric                COM        369604103                     23225          SHRS          SOLE
Genzyme Corp                    COM        372917104                      8200          SHRS          SOLE
Hewlett-Packard Company         COM        428236103                     40350          SHRS          SOLE
Honda Motor Co Ltd Adr          ADR        438128308                     20300          SHRS          SOLE
J.P. Morgan Chase & Co.         COM        46625H100                     13100          SHRS          SOLE
Johnson & Johnson               COM        478160104                     23500          SHRS          SOLE
Lubrizol Corporation            COM        549271104                     17150          SHRS          SOLE
Marsh and McLennan Cos.         COM        571748102                     45800          SHRS          SOLE
MasterCard                      COM        57636Q104                      9900          SHRS          SOLE
Maxim Integrated Products, I    COM        57772K101                     22600          SHRS          SOLE
McDonalds                       COM        580135101                     11050          SHRS          SOLE
Microsoft Corporation           COM        594918104                     62500          SHRS          SOLE
Monsanto                        COM        61166W101                     29600          SHRS          SOLE
Nike Inc                        COM        654106103                     23550          SHRS          SOLE
Norfolk Southern Corp           COM        655844108                     29500          SHRS          SOLE
Novartis A G Spon ADR           ADR        66987V109                     28900          SHRS          SOLE
NYSE Group Inc                  COM        629491101                     82500          SHRS          SOLE
Occidental Petroleum            COM        674599105                      2800          SHRS          SOLE
Paincare Holdings Inc.          COM        69562E104                     12050          SHRS          SOLE
PepsiCo Inc.                    COM        713448108                     34800          SHRS          SOLE
Petroleo Brasileiro Adrf        ADR        71654V408                      9700          SHRS          SOLE
Procter & Gamble                COM        742718109                     29900          SHRS          SOLE
Qualcomm Inc                    COM        747525103                     18200          SHRS          SOLE
Roche Hldg Ltd Spon Adrf        ADR        771195104                     25800          SHRS          SOLE
Schlumberger Ltd.               COM        806857108                     28650          SHRS          SOLE
Schwab Charles Corp             COM        808513105                    113200          SHRS          SOLE
Steel Dynamics, Inc.            COM        858119100                     34900          SHRS          SOLE
Stryker Corp                    COM        863667101                     20800          SHRS          SOLE
Supreme Industries, Inc.        COM        868607102                     10812          SHRS          SOLE
Thermo Fisher Scientific        COM        883556102                     44800          SHRS          SOLE
Total S.A.                      ADR        286269105                     11150          SHRS          SOLE
Transocean                      COM        893817106                      7498          SHRS          SOLE
United Technologies Corp.       COM        913017109                     18800          SHRS          SOLE
Vale SA                         ADR        204412209                     63800          SHRS          SOLE
Verizon Communications          COM        92343V104                     55200          SHRS          SOLE
VF Corporation                  COM        918204108                     39450          SHRS          SOLE
Waste Management Inc.           COM        94196L109                     54400          SHRS          SOLE
